Convertible Note Payable (Details) - USD ($)			1 Months Ended		12 Months Ended
	Nov. 17, 2025	Aug. 15, 2022	Jan. 31, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	May 31, 2025
Convertible Note Payable [Line items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)					$ 70,000,000
Unamortized debt discounts					$ 223,287
Amortization of debt discount					115,184	$ 4,979
Derivative liability					$ 686,927
Interest rate					15.00%
Purchase price					$ 575,750
Shares converted						241,811
Placement agent to warrant (in Shares)					2,169
Exercise price of per share (in Dollars per share)					$ 8.16
Warrant term					5 years
Convertible note					$ 355,468
Cash placement fee					$ 15,000
Debt discount, percentage					6.00%
Detachable warrants					$ 235,000
Placement agent warrants					120,468
Derivative’s fair value					280,764
Outstanding principal balance					619,355
Net carrying value					74,611
Placement Agent Warrants [Member]
Convertible Note Payable [Line items]
Convertible note					16,914
Warrant [Member]
Convertible Note Payable [Line items]
Convertible note					$ 143,382
Convertible Promissory Notes – Private Placement [Member]
Convertible Note Payable [Line items]
Principal amount			$ 70,000
Aggregate principal amount			$ 70,000
Bear interest			5.00%
Outstanding amount percentage			150.00%
Percentage of conversion price					80.00%
Gross proceed					$ 10,000,000
Principal amount					70,000
Accrued interest					3,377
Unamortized debt discounts					15,195
Net balance					58,182
Interest expense					$ 3,377
Probability percentage					100.00%
Derivative liability					$ 17,500
Convertible Promissory Notes – Equity Crowdfunding [Member]
Convertible Note Payable [Line items]
Principal amount					$ 712,256
Aggregate principal amount							$ 712,256
Percentage of conversion price					80.00%
Gross proceed					$ 4,000,000		712,256
Unamortized debt discounts					185,832
Net balance					561,172
Interest expense					34,747
Amortization of debt discount					$ 36,266
Probability percentage					100.00%
Derivative liability					$ 178,314
Net proceeds					$ 7,372		$ 668,472
Interest rate					15.00%
Accrued interest					$ 34,748
Convertible Promissory Notes – Prior Equity Crowdfunding [Member]
Convertible Note Payable [Line items]
Principal amount		$ 213,010
Principal amount				$ 213,010
Interest expense						7,667
Amortization of debt discount						4,980
Accrued interest						$ 26,994
Shares converted				$ 49,997
Secured Convertible Promissory Notes [Member]
Convertible Note Payable [Line items]
Principal amount	$ 295,000
Percentage of conversion price					85.00%
Trading days					10
Accrued interest					$ 2,898
Warrants to purchase (in Shares)	500,000
Per share (in Dollars per share)	$ 8
Purchase price	$ 250,000
Investor’s fees	$ 20,000
Discount amount					$ 25,000
Accrued interest percentage					8.00%
Penalty percentage					110.00%
Shares converted					$ 1,000
percentage of excess shares					9.99%
Outstanding principal balance					$ 295,000
Convertible Promissory Notes – Private Placement [Member]
Convertible Note Payable [Line items]
Amortization of debt discount					$ 7,205
Convertible Promissory Notes – Equity Crowdfunding [Member]
Convertible Note Payable [Line items]
Trading days					5
Maximum [Member] | Secured Convertible Promissory Notes [Member]
Convertible Note Payable [Line items]
Outstanding percentage					15.00%
Minimum [Member] | Secured Convertible Promissory Notes [Member]
Convertible Note Payable [Line items]
Outstanding percentage					5.00%